As filed with the Securities and Exchange Commission on March 5, 2026

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 198	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 200	☒

(Check appropriate box or boxes)

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Michael D. Mabry Joel D. Corriero Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103	with a copy to: Jose J. Del Real Kevin P. O’Rourke The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 19, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* This filing relates solely to the Northern Trust US Equities Index ETF, Northern Trust Developed Ex-US Index ETF, and Northern Trust US Equity ETF (formerly, Northern Trust US Equities ETF) series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

Explanatory Note

Post-Effective Amendment No. 196 (“PEA 196”) under the Securities Act of 1933, as amended (the “Securities Act”), relating to the Northern Trust US Equities Index ETF, Northern Trust Developed Ex-US Index ETF, and Northern Trust US Equity ETF (formerly, Northern Trust US Equities ETF), was filed on November 21, 2025 pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, and would have become effective on February 4, 2026. Post-Effective Amendment No. 197 (“PEA 197”) was filed on February 3, 2026 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying the effectiveness of PEA 196 until March 6, 2026.

This Post-Effective Amendment No. 198 (“PEA 198”) under the Securities Act is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying the effectiveness of PEA 196 until March 19, 2026. Prior to the effective date of PEA 196 (as delayed by PEA 197, PEA 198, and any further delaying amendments), the Registrant intends to submit a filing making the Northern Trust US Equities Index ETF and Northern Trust Developed Ex-US Index ETF series inactive in the EDGAR system. Accordingly, the only series from PEA 196 that will go effective is the Northern Trust US Equity ETF.

This PEA 198 incorporates by reference the information contained in Parts A, B and C of PEA 196.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 198 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 198 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 5th day of March, 2026.

NORTHERN FUNDS

By:	/s/ Kevin P. O’Rourke
Kevin P. O’Rourke
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 198 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Kevin P. O’Rourke	President (Principal Executive Officer)	March 5, 2026
Kevin P. O’Rourke

/s/ Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	March 5, 2026
Randal E. Rein

* Therese M. Bobek Therese M. Bobek	Trustee	March 5, 2026

* Thomas A. Kloet Thomas A. Kloet	Trustee	March 5, 2026

* William Martin William Martin	Trustee	March 5, 2026

* David R. Martin David R. Martin	Trustee	March 5, 2026

* Cynthia R. Plouché Cynthia R. Plouché	Trustee	March 5, 2026

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	March 5, 2026

* Ingrid LaMae A. de Jongh Ingrid LaMae A. de Jongh	Trustee	March 5, 2026

* Paula Kar Paula Kar	Trustee	March 5, 2026

/s/ Kevin P. O’Rourke
* By Kevin P. O’Rourke Attorney-In-Fact